Supplement dated December 1, 2014
to the Statement of Additional Information (the "SAI"), as supplemented, dated May 1, 2014, for the following funds:
Fund
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio – Marsico International Opportunities Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Balanced Fund
Columbia Variable Portfolio – Commodity Strategy Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – International Opportunity Fund
Columbia Variable Portfolio – Limited Duration Credit Fund
Columbia Variable Portfolio – Seligman Global Technology Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Variable Portfolio – Aggressive Portfolio
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Conservative Portfolio
Variable Portfolio – DFA International Value Fund
Variable Portfolio – Eaton Vance Floating Rate Income Fund
Variable Portfolio – Invesco International Growth Fund
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Mondrian International Small Cap Fund
Variable Portfolio – Morgan Stanley Global Real Estate Fund
Variable Portfolio – Partners Small Cap Value Fund
Variable Portfolio – Pyramis International Equity Fund
Variable Portfolio – TCW Core Plus Bond Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund
Effective December 1, 2014, the following section is added to the section of the SAI entitled “INVESTMENT MANAGEMENT AND OTHER SERVICES – Expense Limitations”:
Expense Reimbursement Arrangements
As disclosed in the Prospectuses, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described in the Prospectus), so that the net operating expenses of certain Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed specified annual rates (expense cap rates).
Effective December 1, 2014, the expense cap rates for the Funds listed above have changed. The expense cap rates for these Funds effective December 1, 2014 are as follows:
Fund	Class 1	Class 2	Class 3	Class 4
Columbia Variable Portfolio – Balanced Fund	0.80%	1.05%	0.925%	N/A
Columbia Variable Portfolio – Commodity Strategy Fund	1.10%	1.35%	N/A	N/A
Columbia Variable Portfolio – Emerging Markets Bond Fund	0.87%	1.12%	N/A	N/A
Columbia Variable Portfolio – Global Bond Fund	0.76%	1.01%	0.885%	N/A
Columbia Variable Portfolio – International Opportunity Fund	0.93%	1.18%	1.055%	N/A
Columbia Variable Portfolio – Limited Duration Credit Fund	0.56%	0.81%	N/A	N/A
Columbia Variable Portfolio – Marsico International Opportunities Fund	N/A	1.15%	N/A	N/A
Columbia Variable Portfolio – Seligman Global Technology Fund	0.98%	1.23%	N/A	N/A
Columbia Variable Portfolio – U.S. Government Mortgage Fund	0.64%	0.89%	0.765%	N/A
Variable Portfolio – Aggressive Portfolio	N/A	0.45%	N/A	0.45%
S-6466-239 A (12/14)

Fund	Class 1	Class 2	Class 3	Class 4
Variable Portfolio – Columbia Wanger International Equities Fund	1.11%	1.36%	N/A	N/A
Variable Portfolio – Conservative Portfolio	N/A	0.44%	N/A	0.44%
Variable Portfolio – DFA International Value Fund	1.02%	1.27%	N/A	N/A
Variable Portfolio – Eaton Vance Floating Rate Income Fund	0.75%	1.00%	N/A	N/A
Variable Portfolio – Invesco International Growth Fund	1.00%	1.25%	N/A	N/A
Variable Portfolio – Moderate Portfolio	N/A	0.46%	N/A	0.46%
Variable Portfolio – Moderately Aggressive Portfolio	N/A	0.45%	N/A	0.45%
Variable Portfolio – Moderately Conservative Portfolio	N/A	0.44%	N/A	0.44%
Variable Portfolio – Mondrian International Small Cap Fund	1.11%	1.36%	N/A	N/A
Variable Portfolio – Morgan Stanley Global Real Estate Fund	0.98%	1.23%	N/A	N/A
Variable Portfolio – Partners Small Cap Value Fund	0.93%	1.18%	1.055%	N/A
Variable Portfolio – Pyramis International Equity Fund	0.99%	1.24%	N/A	N/A
Variable Portfolio – TCW Core Plus Bond Fund	0.59%	0.84%	N/A	N/A
Variable Portfolio – Wells Fargo Short Duration Government Fund	0.60%	0.85%	N/A	N/A

The other terms and conditions of these Funds' voluntary expense reimbursement arrangements, as described in the applicable Prospectus(es), remain the same. Any expense reimbursement arrangement described for any other Fund in its Prospectus(es) has not changed. These expense reimbursement arrangements may be revised or discontinued at any time.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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S-6466-239 A (12/14)